Property, Plant and Equipment, net	6 Months Ended
Jun. 30, 2026
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property, Plant and Equipment, net
7.	Property, Plant and Equipment, net:

The following table shows the Company’s net property, plant and equipment by major asset classes as of December 31, 2025 and June 30, 2026.

	Period Ended
	December 31, 2025	June 30, 2026
Wind turbines	$32,576,826	$31,044,646
Leasehold improvements	1,914,676	1,726,487
Office Furniture	105,743	146,766
Other fixtures and fittings, office equipment	61,274	109,371
Property, plant and equipment, net	$34,658,519	$33,027,270

Property, plant and equipment includes a wind farm located in Germany, operated by the Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG (“EP Heringen”). This 11.4 MW wind farm consists of two Nordex N-149 wind turbine generators with a hub height of 164 meters and a rotor blade wing span of 149 meters.

Following the reclassification of EP Heringen’s property, plant and equipment from assets held for sale (as of December 31, 2024) to property, plant and equipment in the consolidated balance sheet as of December 31, 2025, depreciation for this asset recommenced.

Leasehold improvements mainly relate to the MPC Capital Hamburg office. Total depreciation recognized in the unaudited interim condensed consolidated statement of comprehensive income amounted to $157,280 and $735,948 for the six months ended June 30, 2025 and 2026, respectively.

The following tables reflect the gross carrying amount and accumulated depreciation as of June, 30 2026:

	Period Ended June 30, 2026
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Wind turbines	$32,726,420	$(1,681,774)	$31,044,646
Leasehold improvements	2,161,002	(434,515)	1,726,487
Office furniture	190,429	(43,663)	146,766
Other fixtures and fittings, office equipment	194,269	(84,898)	109,371
Property, plant and equipment, net	$35,272,120	$(2,244,850)	$33,027,270